TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Holiday [Line Items]
The aggregate amount	$ (5,985)	$ (54,757)	$ (45,902)
Basic Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.07	$ 0.67	$ 0.59
Diluted Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.07	$ 0.59	$ 0.54